Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Liquidity Ratios Arising from Dividing Net Liquid Assets, Cash and Cash Equivalents by Total Deposits (Detail)
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Liquidity Risk [line items]
Liquidity ratio	79.27%	118.00%
Weighted average [member]
Disclosure Of Liquidity Risk [line items]
Liquidity ratio	95.99%	97.50%
Maximum Average Term [member]
Disclosure Of Liquidity Risk [line items]
Liquidity ratio	112.28%	118.00%
Minimum Average Term [member]
Disclosure Of Liquidity Risk [line items]
Liquidity ratio	79.27%	92.56%